INCOME TAXES (Tax Holidays) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Increase in income tax expense	$ 1,758,665	$ 1,399,105	$ 2,207,096
Impact on net income per ordinary share-basic	$ 0.00	$ 0.00	$ 0.00
Impact on net income per ordinary share-diluted	$ 0.00	$ 0.00	$ 0.00